Rice Midstream Partners LP (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Apr. 15, 2016	Jan. 22, 2016	Nov. 12, 2015	Nov. 10, 2015	Dec. 22, 2014	Jan. 29, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO						50,000,000
Net income attributable to noncontrolling interests							$ (23,337)	$ (581)	$ 0
Proceeds from issuance of common stock sold in our IPO, net of offering costs							(129)	597,088	0
Proceeds distributed to the company							$ 17,017	$ 0	$ 0
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO	29,858,891
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO						30,000,000
Proceeds from issuance of common stock sold in our IPO, net of offering costs						$ 593,600
Underwriting discounts and commissions						$ 36,400
Rice Midstream Partners LP
Subsidiary, Sale of Stock [Line Items]
Rice Midstream Holdings LLC ownership percentage in Rice Midstream Partners LP					50.00%		59.00%
Ownership interest percentage in Rice Midstream Partners LP					50.00%		41.00%
Cash distribution paid per unit			$ 0.1935
Rice Midstream Partners LP | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Cash distribution declared to Partnership's unitholders		$ 0.1965
Rice Midstream Partners LP | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO					28,750,000
Percentage of partnership contributed					100.00%
Proceeds from issuance of common stock sold in our IPO, net of offering costs					$ 441,700
Proceeds distributed to the company					414,400
Proceeds retained by the Partnership					25,000
Proceeds used to pay expenses from the IPO					2,000
Origination fees					$ 2,700
Rice Midstream Partners LP | IPO | Common Units
Subsidiary, Sale of Stock [Line Items]
Common units and subordinated units retained					3,623
Rice Midstream Partners LP | IPO | Subordinated Units
Subsidiary, Sale of Stock [Line Items]
Common units and subordinated units retained					28,753,623
Rice Midstream Partners LP | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of common units sold in private placement				13,409,961
Gross proceeds under Common Unit Purchase Agreement				$ 175,000
Underwriting discounts and commissions				3,100
Net proceeds received				$ 171,900